Stockholders' Equity - Summary of Warrant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	1,128,688	53,134
Issued (in shares)	7,031,929	1,091,844
Exercised (in shares)	(499,633)	(13,457)
Expired (in shares)	(444,964)	(2,833)
Outstanding, end of period (in shares)	7,216,020	1,128,688	53,134
Warrants, Weighted Average Exercise Price [Roll Forward]
Weighted average remaining life	5 years 7 months 2 days	2 years 1 month 28 days	2 years 9 months 11 days
Outstanding, beginning of period (in dollars per share)	$ 16.02	$ 86.69
Issued (in dollars per share)	4.80	12.80
Exercised (in dollars per share)	2.75	13.12
Expired (in dollars per share)	5.68	13.12
Outstanding, end of period (in dollars per share)	5.20	16.02	$ 86.69
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	1.61	11.84	28
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 112.64	$ 112.64	$ 112.64